Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 4—Goodwill and Other Intangible Assets

The following table summarizes the Company’s goodwill and other intangible assets at June 30, 2017 and December 31, 2016:

(In thousands)	June 30, 2017	December 31, 2016
Goodwill	$317,817	$317,817
Core deposit intangible, net of accumulated amortization of $36,897 and $35,495, respectively	2,788	4,191
Customer lists, net of accumulated amortization of $17,069 and $16,041, respectively	9,632	10,659
Trademarks	24	24

Total goodwill and intangible assets	$330,261	$332,691

Note 5—Goodwill and Other Intangible Assets

The following table summarizes the Company’s goodwill and other intangible assets at December 31, 2016 and 2015:

(In thousands)	December 31,
	2016	2015
Goodwill	$317,817	$317,817
Core deposit intangible, net of accumulated amortization of $35,495 and $31,573 respectively	4,191	8,113
Customer lists, net of accumulated amortization of $16,041 and $13,431, respectively	10,659	13,269
Trademarks	24	24

Total goodwill and intangible assets	$332,691	$339,223

The amortization expense relating to other intangible assets was $6.5 million, $8.4 million and $10.3 million for 2016, 2015 and 2014, respectively.

Estimated other intangible assets amortization expense for the next five years and thereafter is:

Year	Amount
(In thousands)
2017	$4,652
2018	3,287
2019	995
2020	875
2021	805
Thereafter	4,236

Total	$14,850